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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-4915

DNP Select Income Fund Inc.
(Exact name of registrant as specified in charter)

200 S. Wacker Drive, Suite 500, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Nathan I. Partain	John R. Sagan, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 S. Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 368-5510

Date of fiscal year end: December 31

Date of reporting period: December 31, 2008

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders follows.

DNP Select
Income Fund Inc.

Annual Report

December 31, 2008

     Fund Distributions and Managed Distribution Plan: Your Fund has been paying a regular 6.5 cent per share monthly distribution on its common stock since July 1997. In February 2007, the Board of Directors adopted a Managed Distribution Plan, which provides for the Fund to continue to make a monthly distribution on its common stock of 6.5 cents per share. Under the Managed Distribution Plan, the Fund will distribute all available investment income to shareholders, consistent with the Fund’s primary investment objective. If and when sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return capital to its shareholders in order to maintain the 6.5 cent per share distribution level.

     To the extent that the Fund uses capital gains and/or returns of capital to supplement its investment income, you should not draw any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions or from the terms of the Fund’s Managed Distribution Plan.

     The Fund estimates that it has distributed more than its income and capital gains in the current year; therefore, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”.

     The amounts and sources of distributions reported in monthly statements from the Fund are only estimates and are not provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during its fiscal year and may be subject to changes based on tax regulations. Early in each calendar year, the Fund will send you a Form 1099-DIV for the prior calendar year that tells you how to report these distributions for federal income tax purposes.

     The Board may amend, suspend or terminate the Managed Distribution Plan without prior notice to shareholders if it deems such action to be in the best interests of the Fund and its shareholders. For example, the Board might take such action if the Plan had the effect of shrinking the Fund’s assets to a level that was determined to be detrimental to Fund shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Fund’s stock is trading at or above net asset value) or widening an existing trading discount.

     The Managed Distribution Plan is described in a Question and Answer format on your Fund’s website http://www.dnpselectincome.com, and discussed in the Board of Directors section of this report.

February 19, 2009

Dear Fellow Shareholders:

     Performance Review: During 2008 the prices of stocks, corporate bonds, housing, and commodities declined sharply across the globe, and many countries entered a period of recession. The seeds of economic turmoil had been sown earlier in the decade, as low interest rates, expectations of rising home prices, and easy credit standards allowed consumption and consumer debt in the United States to expand well beyond incomes. The development of complex securitization structures spread U.S. consumer debt — theoretically of high quality — around the world and encouraged many financial intermediaries to take investment risks that were outsized in comparison to their financial strength.

     Just at the time when housing prices were peaking, many variable mortgages reset at higher rates. This caused mortgage delinquencies to rise, and the market value of complex securities fell dramatically, freezing large sectors of the credit markets. Financial intermediaries were forced to take write offs, leaving them with reduced capital and little appetite for making loans or additional investments. Dysfunctional credit markets and the contraction in the housing sectors deflated consumption expenditures, miring the United States in recession during all of 2008, according to the National Bureau of Economic Research.

     At times of macroeconomic uncertainty, most investments are volatile and decline in correlation with the overall market. Your Fund was not an exception to the rule, as the data below show. During the fourth quarter of 2008, the Fund’s common stock traded at the lowest dollar price in its 21-year history. The fact that the Fund’s stock price advanced 33% during the month of January 2009 suggests that the downward pressure in the fourth quarter of 2008 reflected the volatility of the overall market combined with uncertainty on the part of investors and traditional year-end selling for tax reasons.

     Despite the volatile markets and consistent with its primary objective of current income, the Fund declared twelve monthly distributions of 6.5 cents per share of common stock during 2008. The 6.5 cent per share monthly rate, without compounding, would be 78 cents annualized, or a 12.79% common stock dividend yield based on the December 31, 2008, closing price of $6.15 per share. That yield compares favorably with the year-end yields of 4.37% on the Dow Jones Utility Index and 4.42% on the S&P Utilities Index. Please refer to the portion of this letter captioned “Board of Directors Meetings” for important information about the Fund’s distributions.

     Your Fund had a total return (income plus change in market price) of –36.6% for the year ended December 31, 2008, below the –23.1% return of the composite of the S&P Utilities Index and the Barclays Utility Bond Index, reflecting the stock and bond ratio of the Fund. In comparison, the S&P Utilities Index — a stock-only index — had a total return of –29.0% .

     On a longer-term basis, as of December 31, 2008, your Fund had a five-year cumulative total return of –17.3%, again below that of the 40.7% return of the composite of the S&P Utilities Index and the Barclays Utility Bond Index, reflecting the stock and bond ratio of the Fund. In comparison, the S&P Utilities Index had a total return during that period of 49.0% . It is important to note that the composite index includes no fees or expenses.

     The table below compares the performance of your Fund to various market benchmarks. The composite and index returns do not include any fees or expenses.

	Cumulative Total Return*
For the period indicated	DNP Select Income Fund Inc.		Composite	S&P	Barclays
through December 31, 2008	Market	NAV	Index	Utilities Index	Utility Bond Index

One year	(36.6)%	(28.6)%	(23.1)%	(29.0)%	(3.7)%
Five years	(17.3)%	30.0%	40.7%	49.0%	15.1%

*	Total return includes dividends reinvested in the Fund or index, as applicable. The Composite Index is a composite of the returns of the S&P Utilities Index and the Barclays Utility Bond Index, weighted to reflect the stock and bond ratio of the Fund. Performance returns for the S&P Utilities Index and Barclays Utility Bond Index were obtained from Bloomberg LLP. Fund returns were obtained from the Administrator of the Fund. Past performance is not indicative of future results.

     The graph below is a presentation of your Fund’s investments summarized by sector as of December 31, 2008.

FUND INDUSTRY SECTORS*	FUNDS ASSET TYPE*

*	Percentages based on total investments rather than total net assets applicable to common shares.

     Policy Response: The Federal Reserve (Fed) has responded to the current financial and economic crisis by reducing the federal funds rate from 4.25% at the beginning of 2008 to essentially zero currently. The federal funds rate is the interest rate at which banks can borrow from each other in order to meet short-term loan and investment demand while maintaining required reserves. This rate historically has been the Fed’s primary monetary policy tool. The fact that the federal funds rate is near zero implies that traditional monetary policy has reached its limit — the banking system has received the maximum interest rate encouragement to promote economic activity.

     The combination of policy-induced low interest rates and unresponsive banking and economic conditions has historically been referred to as a “liquidity trap” or “pushing on a string”. John Maynard Keynes, eminent economist of the twentieth century, was an advocate of aggressive government fiscal policy in periods of economic weakness. Writing during the 1930s, Keynes said that the greatest danger to a troubled economy was the unwillingness of monetary policy makers to allow interest rates to fall fast enough. He did not feel that liquidity traps would be a problem so long as policy makers took other aggressive actions when needed.

     Keynes would likely approve of the recent actions of Fed Chairman Ben Bernanke, who has taken traditional monetary policy response to the next level. As the banking crisis intensified in the fall of 2008, the Fed provided a variety of facilities to support the financial system — repurchase agreements, broker-dealer credit, commercial paper funding, money market mutual fund liquidity and term securities lending — all designed to provide liquidity to the financial system independent of interest rates. In concert with flooding money and credit to financial companies through those facilities, the Fed started to pay interest on bank reserve balances held at the Fed. Because banks remain cautious on making loans to corporations and homeowners, the liquidity supplied by the facilities is largely returning to the Fed by way of the interest-earning accounts. With the Fed supplying more liquidity than the banks need, the stability of the banking system can be taken off the list of macroeconomic concerns.

     Fiscal policy has also been an important response to the economic crisis. For example, The Emergency Economic Stabilization Act of 2008 authorized the Secretary of the Treasury to spend up to $700 billion to purchase distressed assets, especially mortgage-backed securities, and make capital injections into banks. At the end of January, the House of Representatives passed an $819 billion economic stimulus package, The American Recovery and Reinvestment Act of 2009 (the Recovery Act). At the time of this writing, the Senate is working on a similar package with the goal of presenting a final bill to President Obama in February. The Act is representative of many of President Obama’s campaign pillars and includes over $500 billion in spending and $275 billion in tax relief.

     The Recovery Act is intended to create jobs and restore economic growth through measures that, among many other things, modernize the nation’s infrastructure and encourage energy independence. Both the Recovery Act and an energy bill, which the President has said he hopes can be enacted in the near future, involve significant investment by companies in which your Fund invests — electric generation and transmission, and communications.

     Although there is ongoing debate as to the efficiency of government initiatives and, for that matter, how long it takes for an expansionary Fed monetary policy to have an effect, your Fund managers believe that interest rates should remain low for the foreseeable future and that the economy and capital markets are likely to recover late in the year. Investment involves both risks and rewards, and your Fund managers will continue to seek the companies best able to sustain their dividends and benefit from future opportunities.

     At the February meeting of the Fund’s Board of Directors each year, the Fund’s analysts make a presentation to the Board regarding utility and REIT industry trends and outlooks. A review of specific issues affecting those industries based on those presentations will appear in our next quarterly letter to you.

     Board of Directors Meetings: At the regular December 2008 Board of Directors’ meeting, the Board declared the following monthly dividends:

Cents Per Share	Record Date	Payable Date
6.5	December 31	January 12
6.5	January 30	February 10
6.5	February 27	March 10

     At the meeting the directors received an update from the Fund’s management and legal counsel on the remarketed and auction preferred stock (RP and APS) markets, Management reported to the Board that the closed-end fund auction and remarketing failures that began in February 2008 had continued to grip the market, including the preferred stock of the Fund. An auction or remarketing fails when there are insufficient clearing bids to purchase all the shares that current holders wish to sell. The failures are a result of general quality and liquidity concerns in the credit markets, not any problems with the creditworthiness of the Fund or its preferred shares.

     Fund management told the Board that the pricing and availability of credit to closed-end funds for the purpose of retiring preferred stock, although challenging, had improved. Management made a recommendation to the Board seeking authorization for the Fund to obtain a committed credit facility from a commercial bank in order to provide up to $1 billion of liquidity for the Fund to retire shares of its preferred stock and substitute debt leverage for the preferred stock. The recommendation was approved by the Board, subject to receiving approval from the rating agencies that rate the Fund’s preferred stock.

     Management anticipates beginning the process of retiring preferred shares during the first quarter of 2009. The exact timing of any share redemptions is uncertain, and it is unlikely that all of the Fund’s outstanding preferred stock will be retired in the near future. The Fund will announce any redemptions through press releases and postings to its website.

     In December of 2008, the Fund filed an application with the Securities and Exchange Commission (SEC), seeking a temporary exemption from certain provisions of the Investment Company Act of 1940 (the 1940 Act). If granted, the required asset coverage applicable to senior debt of the Fund would be reduced from 300% to 200% during a two-year transition period.

     At the regular February 2009 Board of Directors’ meeting, the Board declared the following monthly dividends:

Cents Per Share	Record Date	Payable Date
6.5	March 31	April 10
6.5	April 30	May 11
6.5	May 29	June 10

     About Your Fund’s Adviser: In 1995, the Fund’s investment adviser, Duff & Phelps Investment Management Co., (the “Adviser”) became a subsidiary of Phoenix Investment Partners, Ltd. (“PXP”), which was a subsidiary of The Phoenix Companies, Inc. (“PNX”). Effective October 1, 2008, PXP was renamed Virtus Investment Partners, Inc. (“Virtus”), and on December 31, 2008, Virtus was spun-off by PNX to its shareholders. Virtus is now a public company, and its stock is traded on NASDAQ (ticker symbol: VRTS).

     About Your Fund’s Distribution Policy: At the February 2008 Board of Directors meeting, the Board reaffirmed the current 6.5 cent per share monthly distribution rate and formalized the monthly distribution process by adopting a Managed Distribution Plan (MDP). The Board reviews the operation of the MDP on a quarterly basis, with the most recent review having been conducted in February 2009. The MDP is described in a Question and Answer format on your Fund’s web site: http://www.dnpselectincome.com.

     Since 2004, the Fund has made use of realized gains to supplement its investment income. When the Fund utilizes tax loss carryforwards to offset its realized gains (as occurred from 2004 to 2008), distributions to shareholders derived from those realized gains are treated as ordinary income for tax purposes under the Internal Revenue Code (IRC) and are shown as such on the shareholder 1099-DIV form. In the absence of tax loss carryforwards, distributions from realized gains are treated as capital gains rather than ordinary income. Because the Fund exhausted its tax loss carryforwards during 2008, the shareholder 1099-DIV form for 2008 reflects the fact that a portion of the Fund’s distributions were capital gains.

     The 1940 Act and related SEC rules generally prohibit investment companies from distributing long-term capital gains, as defined by the IRC, more often than once in a twelve-month period. However, on August 26, 2008, the SEC granted the Fund’s request for exemptive relief, and the Fund is now permitted, subject to certain conditions, to make periodic distributions of long-term capital gains as frequently as twelve times a year, in connection with the Fund’s MDP.

     Even with the granting of exemptive relief from the SEC, a return of capital could occur if the Fund were to distribute more than its income and net realized capital gains. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you but does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” Any return of capital would not be taxable to shareholders in the year it is paid. Rather, shareholders would be required to reduce the cost basis of their shares by the amount of the return of capital so that, when the shares are ultimately sold, they will have properly accounted for the return of capital.

     A tax information letter showing the dividends paid by your Fund on its stock for the calendar year 2008, and form 1099-DIV showing the tax characteristic of those dividends, have been sent to you to assist in the preparation of your federal and state income tax returns.

     Automatic Dividend Reinvestment Plan and Direct Deposit Service—The Fund has a dividend reinvestment plan (DRP) available as a benefit to all registered shareholders and also offers direct deposit service through electronic funds transfer to all registered shareholders currently receiving a monthly distribution check. These services are offered through BNY Mellon Shareowner Services. For more information and/or an authorization form on automatic dividend reinvestment or direct deposit, please contact BNY Mellon Shareowner Services (1-877-381-2537 or http://stock.bankofny.com). Information on these services is also available on the Fund’s website at the address noted below.

     Visit us on the Web—You can obtain the most recent shareholder financial reports and distribution information at our website, http://www.dnpselectincome.com.

     We appreciate your interest in DNP Select Income Fund Inc., and we will continue to do our best to be of service to you.

Francis E. Jeffries, CFA Chairman of the Board	Nathan I. Partain, CFA Director, President, and Chief Executive Officer

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
of DNP Select Income Fund Inc.

     We have audited the accompanying statement of assets and liabilities of DNP Select Income Fund Inc. (the “Fund”), including the schedule of investments, as of December 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit on the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DNP Select Income Fund Inc. at December 31, 2008, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
February 17, 2009

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS
December 31, 2008

COMMON STOCKS—101.1%

Shares	Description	Value (Note 1)
	■ ELECTRIC AND GAS—76.5%
1,000,000	Alliant Energy Corp.	$ 29,180,000
600,000	American Electric Power Inc.	19,968,000
1,000,000	Atmos Energy Corp.	23,700,000
3,071,300	CenterPoint Energy Inc.	38,759,806
1,400,000	Dominion Resources, Inc.	50,176,000
2,730,000	Duke Energy Corp.	40,977,300
1,039,000	Exelon Corp.	57,778,790
1,505,000	FPL Group Inc.	75,746,650
1,185,000	FirstEnergy Corp.	57,567,300
500,000	Great Plains Energy Inc.	9,665,000
188,673	National Grid PLC ADR (United Kingdom)	9,520,440
675,714	National Grid PLC (United Kingdom)	6,645,115
1,000,000	Northeast Utilities Inc.	24,060,000
800,000	Northwest Natural Gas Co.	35,384,000
2,237,200	NSTAR	81,635,428
1,350,000	PG&E Corp.	52,258,500
2,000,000	Pepco Holdings Inc.	35,520,000
1,500,000	Pinnacle West Capital Corp.	48,195,000
1,375,000	Progress Energy Inc.	54,793,750
1,800,000	Public Service Enterprise Group Inc.	52,506,000
1,000,000	Scottish & Southern Energy ADR (United Kingdom)	18,100,000
850,000	Scottish & Southern Energy PLC (United Kingdom)	14,872,810
1,000,000	Sempra Energy	42,630,000
1,700,000	Southern Co.	62,900,000
1,015,000	Spectra Energy Corp.	15,976,100
2,200,000	Teco Energy Inc.	27,170,000
1,000,000	TransCanada Corp.	27,140,000
1,500,000	Vectren Corp.	37,515,000
1,000,000	WGL Holdings Inc.	32,690,000
1,000,000	Westar Energy Inc.	20,510,000
3,499,304	Xcel Energy Inc.	64,912,089

		1,168,453,078

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2008

Shares	Description	Value (Note 1)
	■ TELECOMMUNICATION—20.6%
2,376,410	AT&T Inc.	$ 67,727,685
1,000,000	France Telecom SA (France)	27,745,382
3,000,000	Frontier Communications Corp.	26,220,000
1,612,900	Koninklijke KPN NV (Netherlands)	23,272,067
839,150	Telefonica, S.A. (Spain)	18,488,388
757,900	Telus Corp. (Canada)	22,819,881
2,284,600	Verizon Communications Inc.	77,447,940
1,121,640	Vodafone Group PLC ADR (United Kingdom)	22,926,321
3,128,360	Windstream Corp.	28,780,912

		315,428,576

	■ NON-UTILITY—4.0%
20,909	AMB Property Corp.	489,689
45,258	Alexandria Real Estate Equities Inc.	2,730,868
28,110	AvalonBay Communities Inc.	1,702,904
29,574	BRE Properties, Inc.	827,480
28,570	BioMed Realty Trust, Inc.	334,840
40,925	Boston Properties Inc.	2,250,875
68,174	Corporate Office Properties Trust	2,092,942
36,072	Diamondrock Hospitality Co.	182,885
109,348	Digital Realty Trust Inc.	3,592,082
65,989	Douglas Emmett Inc.	861,816
6,600	EastGroup Properties, Inc.	234,828
46,023	Entertainment Properties Trust	1,371,485
105,123	Equity Residential	3,134,768
21,505	Essex Property Trust Inc.	1,650,509
107,238	Extra Space Storage Inc.	1,106,696
39,670	Federal Realty Investment Trust	2,462,714
113,072	Health Care Property Investors Inc.	3,140,009
82,054	Health Care REIT Inc.	3,462,679
7,799	Home Properties Inc.	316,639
172,473	Host Hotels & Resorts Inc.	1,305,621
54,006	Kimco Realty Corp.	987,230
11,000	Liberty Property Trust	251,130
83,678	The Macerich Co.	1,519,592

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2008

Shares	Description	Value (Note 1)
47,790	National Retail Properties, Inc.	$ 821,510
45,364	Nationwide Health Properties, Inc.	1,302,854
44,995	Plum Creek Timber Co., Inc.	1,563,126
53,000	ProLogis	736,170
46,855	Public Storage Inc.	3,724,973
12,961	Regency Centers Corp.	605,279
23,292	SL Green Realty Corp.	603,263
88,914	Simon Property Group Inc.	4,724,001
56,543	Tanger Factory Outlet Centers, Inc.	2,127,148
91,977	UDR, Inc.	1,268,363
94,513	Ventas Inc.	3,172,801
63,561	Vornado Realty Trust	3,835,906

		60,495,675

	Total Common Stocks (Cost—$1,599,008,421)	1,544,377,329

PREFERRED STOCKS—9.3%

	■ UTILITY—3.5%
700,000	Entergy Corp. 7 5/8% due 2/17/09	35,252,000
220,000	Southern California Edison 6 1/8% Perpetual	18,177,500

		53,429,500

	■ NON-UTILITY—5.8%
710,432	AMB Property Corp. 7% Series O Perpetual	11,921,049
650,000	Duke Realty Corp. 6.95% Series M Perpetual	7,085,000
800,000	Federal National Mortgage Association 8 1/4% Series S Perpetual	664,000
300,000	Federal National Mortgage Association 7% Series O Perpetual	309,390
605,000	Kimco Realty Corp. 7 3/4% Series G Perpetual	10,890,000
900,000	Public Storage Inc. 7 1/4% Series I Perpetual	19,845,000
600,000	Realty Income Corp. 7 3/8% Series D Perpetual	11,448,000
660,000	UDR, Inc. 6 3/4% Series G Perpetual	11,880,000
200,000	Vornado Realty Trust 7% Series E Perpetual	3,400,000
234,900	Vornado Realty Trust 6 5/8% Series G Perpetual	3,826,521
350,000	Vornado Realty Trust 6 5/8% Series I Perpetual	6,744,500

		88,013,460

	Total Preferred Stocks (Cost—$216,198,842)	141,442,960

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2008

BONDS—40.4%

		Ratings*
Par Value	Description	Moody’s	Standard and Poor’s	Value (Note 1)
	■ ELECTRIC AND GAS—16.3%
$ 10,000,000	AGL Capital Corp.
	7 1/8%, due 1/14/11	Baa1	BBB+	$ 10,138,750
22,000,000	Arizona Public Service Co.
	6 7/8%, due 8/01/36	Baa2	BBB–	15,307,270
11,000,000	Cleveland Electric Illuminating Co.
	8 7/8%, due 11/15/18	Baa2	BBB+	11,958,980
24,000,000	Dominion Resources Capital Trust I
	7.83%, due 12/01/27	Baa3	BBB	21,433,848
25,000,000	Duke Capital Corp.
	7 1/2%, due 10/01/09	Baa1	BBB	24,795,925
20,000,000	Duke Energy Corp., Series D
	7 3/8%, due 3/01/10	A3	A–	20,611,280
5,000,000	Entergy Louisiana LLC
	6.30%, due 9/01/35	Baa1	A–	4,395,135
5,000,000	FirstEnergy Corp.
	7 3/8%, due 11/15/31	Baa3	BBB–	4,730,080
24,340,000	Illinois Power Co.
	7 1/2%, due 6/15/09	Baa3	BBB	24,434,780
21,000,000	Keyspan Corp.
	7 5/8%, due 11/15/10	Baa1	A–	21,864,780
10,000,000	Northern Border Partners LP
	8 7/8%, due 6/15/10	Baa2	BBB	10,215,980
11,350,000	NSTAR
	8%, due 2/15/10	A2	A	11,660,638
9,101,000	PSEG Power LLC
	7 3/4%, due 4/15/11	Baa1	BBB	9,090,534
9,000,000	PSEG Power LLC
	8 5/8%, due 4/15/31	Baa1	BBB	9,166,770

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2008

		Ratings*
Par Value	Description	Moody’s	Standard and Poor’s	Value (Note 1)
$ 25,000,000	Reliant Energy Resources Corp.
	7 3/4%, due 2/15/11	Baa3	BBB	$ 23,928,750
12,915,000	Sempra Energy
	7.95%, due 3/01/10	Baa1	BBB+	13,051,886
6,488,000	Southern Union Co.
	7.60%, due 2/01/24	Baa3	BBB–	4,905,460
8,850,000	Southern Union Co.
	8 1/4%, due 11/15/29	Baa3	BBB–	6,764,462

				248,455,308
	■ TELECOMMUNICATION—22.0%
8,000,000	AT&T Wireless Services Inc.
	8 1/8%, due 5/01/12	A2	A	8,578,952
11,500,000	Alltel Corp.
	7 1/8%, due 7/01/32	Caa1	B–	11,212,500
15,098,000	BellSouth Capital Funding Corp.
	7 3/4%, due 2/15/10	A2	A	15,627,638
10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, due 2/15/30	A2	A	10,971,560
22,000,000	British Telecom PLC (United Kingdom)
	8 3/8%, due 12/15/10	Baa1	BBB+	22,631,378
15,000,000	Centurytel Inc.
	8 3/8%, due 10/15/10	Baa2	BBB–	13,950,000
15,000,000	Centurytel Inc.
	6 3/8%, due 1/15/28	Baa2	BBB–	9,300,000
8,900,000	Comcast Corp.
	7.05%, due 3/15/33	Baa2	BBB+	9,283,510
18,000,000	Deutsche Telekom Int’l Finance B.V. (Germany)
	8 1/2%, due 6/15/10	Baa1	BBB+	18,541,332
23,140,000	France Telecom SA (France)
	7 3/4%, due 3/01/11	A3	A–	24,350,314

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2008

		Ratings*
Par Value	Description	Moody’s	Standard and Poor’s	Value (Note 1)
$ 17,000,000	Koninklijke KPN NV (Netherlands)
	8%, due 10/01/10	Baa2	BBB+	$ 17,156,451
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, due 10/01/30	Baa2	BBB+	16,942,365
24,104,000	Nextel Communications Corp.
	7 3/8%, due 8/01/15	Baa3	BB	10,123,680
10,000,000	Sprint Capital Corp.
	8 3/8%, due 3/15/12	Baa3	BB	8,000,000
10,000,000	TCI Communications Inc.
	8 3/4%, due 8/01/15	Baa2	BBB+	10,644,580
5,000,000	TCI Communications Inc.
	7 1/8%, due 2/15/28	Baa2	BBB+	4,728,475
5,500,000	Tele-Communications Inc.
	7 7/8%, due 8/01/13	Baa2	BBB+	5,655,188
32,000,000	Telecom Italia Capital (Italy)
	7.20%, due 7/18/36	Baa2	BBB	24,640,000
15,000,000	Telefonica Emisiones SAU (Spain)
	7.045%, due 6/20/36	Baa1	BBB+	16,372,965
11,500,000	Telefonica Europe BV (Spain)
	7 3/4%, due 9/15/10	Baa1	BBB+	11,676,663
5,000,000	Telefonica Europe BV (Spain)
	8 1/4%, due 9/15/30	Baa1	BBB+	5,855,325
17,000,000	Telus Corp. (Canada)
	8%, due 6/01/11	Baa1	BBB+	16,907,996
15,500,000	Verizon Global Funding Corp.
	7 3/4%, due 12/01/30	A3	A	17,187,919
20,000,000	Vodafone Group PLC (United Kingdom)
	7 3/4%, due 2/15/10	Baa1	A–	20,440,300
5,000,000	Vodafone Group PLC (United Kingdom)
	7 7/8%, due 2/15/30	Baa1	A–	5,370,225

				336,149,316

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
December 31, 2008

		Ratings*
Par Value	Description	Moody’s	Standard and Poor’s	Value (Note 1)
	■ NON-UTILITY—2.1%
$14,790,000	CPG Partners LP
	8 1/4%, due 2/01/11	A3	A–	$ 12,962,607
8,000,000	Dayton Hudson Corp.
	9 7/8%, due 7/01/20	A2	A+	9,823,424
9,600,000	Duke Realty LP
	6.80%, due 2/12/09	Baa1	BBB+	9,462,864

				32,248,895

	Total Bonds (Cost—$674,003,963)			616,853,519

SHORT-TERM INSTRUMENTS—13.0%

	■ U.S. GOVERNMENT SPONSORED ENTERPRISES—6.5%
100,000,000	Federal Home Loan Banks
	0.00%, due 1/13/09	Aaa	AAA	100,000,000

				100,000,000
	■ COMMERCIAL PAPER—6.5%
50,000,000	American Express Credit Corp.
	0.90%, due 1/06/09	P-1	A-1	49,993,750
50,000,000	Prudential Funding LLC
	0.50%, due 1/13/09	P-1	A-1+	49,997,222

				99,990,972

	Total Short-Term Instruments (Cost—$199,990,939)			199,990,972

	TOTAL INVESTMENTS—163.8% (Cost—$2,689,202,165)			2,502,664,780

	OTHER ASSETS LESS LIABILITIES—(31.1%)			(474,683,610)

	AUCTION PREFERRED STOCK—(32.7%)			(500,000,000)

	NET ASSETS APPLICABLE TO COMMON STOCK—100.0%			$1,527,981,170

*	Bond ratings are not covered by the report of the independent registered public accounting firm.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

ASSETS:
Investments at value (cost $2,689,202,165)	$2,502,664,780
Cash	27,263,714
Receivables:
Interest	13,563,438
Dividends	5,681,429
Securities lending income	5,970
Prepaid expenses	107,023

Total Assets	$2,549,286,354

LIABILITIES:
Due to Adviser (Note 2)	3,521,144
Due to Administrator (Note 2)	892,753
Dividends payable on common stock	15,052,482
Interest payable on remarketed preferred stock	803,374
Dividends payable on auction preferred stock	84,442
Payable for securities purchased	352,806
Accrued expenses	598,183
Remarketed preferred stock (5,000 shares issued and outstanding;
liquidation preference $100,000 per share)(Note 5)	500,000,000

Total Liabilities	521,305,184

Auction preferred stock (20,000 shares issued and outstanding;
liquidation preference $25,000 per share)(Note 5)	500,000,000

NET ASSETS APPLICABLE TO COMMON STOCK	$1,527,981,170

CAPITAL:
Common stock ($.001 par value; 250,000,000 shares authorized and
231,576,638 shares issued and outstanding)	$ 231,577
Paid-in surplus	1,748,569,681
Accumulated net realized loss on investments	(3,512,247)
Distributions in excess of net investment income	(30,768,319)
Net unrealized appreciation (depreciation) on investments and foreign
currency translation	(186,539,522)

Net assets applicable to common stock (equivalent to $6.60 per
share based on 231,576,638 shares outstanding)	$1,527,981,170

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
STATEMENT OF OPERATIONS
For the year ended December 31, 2008

INVESTMENT INCOME:
Interest	$ 44,517,018
Dividends (less withholding tax of $2,093,134)	102,023,993
Securities lending income, net	1,349,495

Total investment income	147,890,506

EXPENSES:
Management fees (Note 2)	16,260,880
Remarketed preferred stock interest expense (Note 5)	21,302,401
Administrative fees (Note 2)	4,002,176
Transfer agent fees	372,100
Custodian fees	458,900
Remarketing agent fees—remarketed preferred stock	1,270,833
Broker-dealer commissions—auction preferred stock	1,270,833
Shareholder reports and postage	1,121,400
Professional fees	339,700
Directors’ fees (Note 2)	691,700
Other expenses	968,587

Total expenses	48,059,510

Net investment income	99,830,996

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	94,798,906
Net change in unrealized appreciation (depreciation) on investments
and foreign currency translation	(824,633,691)

Net realized and unrealized loss	(729,834,785)

DISTRIBUTIONS ON AUCTION PREFERRED STOCK:
From and in excess of net investment income (Note 5)	(13,140,258)
From net realized gains on investment transactions (Note 5)	(6,257,325)

Total distributions	(19,397,583)

Net decrease in net assets applicable to common stock resulting from operations	$ (649,401,372)

The accompanying notes are an integral part of these financial statements.

     DNP SELECT INCOME FUND INC.
STATEMENTS OF CHANGES IN NET ASSETS

	For the year	For the year
	ended	ended
	December 31,	December 31,
	2008	2007
FROM OPERATIONS:
Net investment income	$99,830,996	$101,946,115
Net realized gain on investments	94,798,906	124,481,983
Net change in unrealized appreciation (depreciation) on investments
and foreign currency translation	(824,633,691)	21,396,969
Distributions on auction preferred stock from and in excess of net
investment income	(13,140,258)	(27,069,153)
Distributions on auction preferred stock from net realized gains on
investment transactions	(6,257,325)	—

Net increase (decrease) in net assets applicable to common stock
resulting from operations	(649,401,372)	220,755,914

DISTRIBUTIONS TO COMMON STOCKHOLDERS:
From and in excess of net investment income (Note 4)	(121,722,236)	(177,760,670)
From net realized gains on investment transactions (Note 4)	(57,963,518)	—

Total distributions to common stockholders	(179,685,754)	(177,760,670)

FROM CAPITAL STOCK TRANSACTIONS:
Shares issued to common stockholders from dividend reinvestment of
2,684,918 shares and 2,369,603 shares, respectively	25,294,601	24,584,918
Offering cost incurred in the sale of 20,000 shares of auction
preferred stock	—	(8,677)

Net increase in net assets derived from capital share transactions	25,294,601	24,576,241

Total increase (decrease)	(803,792,525)	67,571,485

TOTAL NET ASSETS APPLICABLE TO COMMON STOCK:
Beginning of year	2,331,773,695	2,264,202,210

End of year (including distributions in excess of net investment income
of $30,768,319 and $24,662,057, respectively)	$1,527,981,170	$2,331,773,695

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
STATEMENT OF CASH FLOWS
For the year ended December 31, 2008

INCREASE (DECREASE) IN CASH
Cash flows provided by (used in) operating activities:
Interest received	$58,421,955
Income dividends received	103,540,909
Long-term capital gains dividends received	3,242,180
Return of capital on investments	534,254
Securities lending income, net	1,464,438
Expenses paid including distributions on remarketed preferred stock	(50,785,884)
Distributions on auction preferred stock	(19,657,586)
Purchase of investment securities	(690,685,196)
Proceeds from sale/redemption of investment securities	752,404,898

Net cash provided by operating activities		$158,479,968

Cash flows provided by (used in) financing activities:
Dividends paid	(179,511,234)
Proceeds from issuance of common stock under dividend
reinvestment plan	25,294,601

Net cash used in financing activities		(154,216,633)

Net increase in cash and cash equivalents		4,263,335

Cash—beginning of year		23,000,379

Cash—end of year		$27,263,714

Reconciliation of net decrease in net assets resulting from operations to net cash provided by operating activities:
Net decrease in net assets resulting from operations		$(649,401,372)
Purchase of investment securities	(690,685,196)
Proceeds from sale/redemption of investment securities	752,404,898
Net realized gain on investments	(94,798,906)
Net change in unrealized appreciation (depreciation) on investments	824,633,691
Amortization of premiums and discounts on debt securities	10,878,541
Return of capital on investments	534,254
Long-term capital gains dividends received	3,242,180
Decrease in interest receivable	3,026,396
Decrease in dividends receivable	1,516,916
Decrease in accrued expenses	(2,986,377)
Decrease in other receivable	114,943

Total adjustments		807,881,340

Net cash provided by operating activities		$158,479,968

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
 FINANCIAL HIGHLIGHTS—SELECTED PER SHARE DATA AND RATIOS

     The table below provides information about income and capital changes for a share of common stock outstanding throughout the years indicated:

		For the year ended December 31,

	2008	2007	2006	2005	2004
Net asset value:
Beginning of year	$10.19	$10.00	$8.51	$8.75	$7.94

Net investment income	0.45	0.48	0.47	0.41	0.54
Net realized gain (loss) and change in
unrealized appreciation/(depreciation)
on investments	(3.18)	0.61	1.89	0.14	1.06
Dividends on auction preferred stock from
net investment income	(0.06)	(0.12)	(0.07)	—	—
Dividends on auction preferred stock from net
realized gains on investment transactions	(0.02)	—	—	—	—

Total from investment operations applicable
to common stock	(2.81)	0.97	2.29	0.55	1.60
Dividends on common stock from and
in excess of net investment income	(0.53)	(0.78)	(0.78)	(0.75)	(0.79)
Dividends on common stock from net
realized gains on investment transactions	(0.25)	—	—	—	—
Return of capital	—	—	—	(0.04)	—

Total distributions	(0.78)	(0.78)	(0.78)	(0.79)	(0.79)
Auction preferred stock offering costs	—	—	(0.02)	—	—

Net asset value:
End of year	$6.60	$10.19	$10.00	$8.51	$8.75

Per share market value:
End of year	$6.15	$10.59	$10.82	$10.39	$11.92
Ratio of expenses to average net assets
applicable to common stock	2.46%	2.26%	2.40%	2.24%	1.86%
Ratio of net investment income to average net
assets applicable to common stock	5.11%	4.43%	5.02%	4.51%	5.63%
Total investment return on market value(1)	(36.54%)	5.47%	12.50%	(6.16%)	17.35%
Net asset value total return(2)	(28.55%)	10.02%	28.11%	6.28%	21.25%
Portfolio turnover rate	15.38%	22.34%	29.60%	27.99%	43.71%
Net assets applicable to common stock,
end of year (000’s omitted)	$1,527,981	$2,331,774	$2,264,202	$1,904,207	$1,935,437

(1)	Total investment return assumes a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each year shown in the table and assumes reinvestment of dividends at the actual reinvestment prices obtained under the terms of the Fund’s dividend reinvestment plan.

(2)	Net asset value total return assumes a purchase of common stock at the net asset value on the first day and a sale at the current net asset value on the last day of each year shown in the table and assumes reinvestment of dividends at the net asset value on each valuation date for each dividend reinvested under the terms of the Fund’s dividend reinvestment plan.

The accompanying notes are an integral part of these financial statements.

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2008

(1) SIGNIFICANT ACCOUNTING POLICIES:

     DNP SELECT INCOME FUND INC. (the “Fund”) was incorporated under the laws of the State of Maryland on November 26, 1986. The Fund commenced operations on January 21, 1987, as a closed-end diversified management investment company registered under the Investment Company Act of 1940. The primary investment objectives of the Fund are current income and long-term growth of income. Capital appreciation is a secondary objective.

The following are the significant accounting policies of the Fund:

     (a) Equity securities traded on a national or foreign securities exchange or traded over-the-counter and quoted on the NASDAQ System are valued at the last reported sale price or, if there was no sale on the pricing date, then the security is valued at the mean of the bid and ask prices as obtained on that day from one or more dealers regularly making a market in that security. Fixed income securities are valued at the mean of bid and ask prices provided by an independent pricing service when such prices are believed to reflect the fair market value of such securities. Such bid and ask prices are determined taking into account securities prices, yields, maturities, call features, ratings, and institutional size trading in similar securities and developments related to specific securities. Any securities for which it is determined that market prices are unavailable or inappropriate are valued at a fair value using a procedure determined in good faith by the Board of Directors. Short-term investments having a maturity of 60 days or less at time of purchase are valued on an amortized cost basis, which approximates market value.

     The Fund implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value each of the Fund’s investments at December 31, 2008.

Level 1—	$1,685,820,289
Level 2—	816,844,491

Total—	$2,502,664,780

DNP SELECT INCOME FUND INC.
 NOTES TO FINANCIAL STATEMENTS—(Continued)
December 31, 2008

     (b) Repurchase agreements are fully collateralized by U.S. Treasury, U.S. Government Agency and other investment grade securities. All collateral is held by an independent third-party custodian bank on behalf of the Fund until maturity of the repurchase agreement. Provisions of the agreement provide that the market value of the collateral plus accrued interest on the collateral is greater than or equal to the repurchase price plus accrued interest at all times. In the event of a default or bankruptcy by the other party to the agreements, the Fund maintains the right to sell the underlying collateral securities at market value; however realization and/or retention of the collateral may be subject to legal proceedings.

     (c) It is the Fund’s policy to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for Federal income or excise taxes is required. The Fund incurred net losses associated with certain securities in November and December of $2,886,449 which will be deferred for tax purposes and treated as if they were incurred on January 1, 2009. At December 31, 2008, on a tax basis, the Fund had undistributed net investment income of $0 and undistributed net capital gains of $0, and based on a $2,719,792,908 tax cost of investments, gross unrealized appreciation of $140,858,282 and unrealized depreciation of $357,986,410. The difference between the book basis and tax basis of distributable earnings and cost of investments are primarily a result of tax deferral of wash sale losses, the accretion of market discount and amortization of premiums and alternative tax treatment of certain securities.

     Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Fund’s tax returns for each of the four years in the period ended December 31, 2008 are subject to such review.

     (d) Security transactions are recorded on the trade date. Realized gains or losses from sales of securities are determined on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Discounts and premiums on securities are amortized over the lives of the respective securities for financial reporting purposes. Discounts and premiums are not amortized for tax purposes.

     (e) Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation at the mean of the quoted bid and asked prices of such currencies. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the rate of exchange prevailing on the respective date of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     (f) The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DNP SELECT INCOME FUND INC.
 NOTES TO FINANCIAL STATEMENTS—(Continued)
December 31, 2008

     (g) In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. At this time, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

(2) MANAGEMENT ARRANGEMENTS:

     The Fund has engaged Duff & Phelps Investment Management Co. (the “Adviser”) to provide professional investment management services for the Fund and has engaged J. J. B. Hilliard, W. L. Lyons, LLC. (the “Administrator”) to provide administrative and management services for the Fund. The Adviser receives a quarterly fee at an annual rate of .60% of the average weekly net assets of the Fund up to $1.5 billion and .50% of average weekly net assets in excess thereof. The Administrator receives a quarterly fee at annual rates of .25% of average weekly net assets up to $100 million, .20% of average weekly net assets from $100 million to $1 billion, and .10% of average weekly net assets over $1 billion. For purposes of the foregoing calculations, “average weekly net assets” is defined as the sum of (i) the aggregate net asset value of the Fund’s common stock (ii) the aggregate liquidation preference of the Fund’s preferred stock and (iii) the aggregate proceeds to the Fund of commercial paper, if any, issued by the Fund. Directors of the Fund not affiliated with the Adviser receive a fee of $30,000 per year plus $3,000 per board meeting, plus $2,000 per committee meeting attended. The chairmen of the contracts, executive and nominating committees receive an additional fee of $6,000 per year. The chairman of the audit committee receives an additional fee of $7,500 per year. The chairman of the board receives an additional fee of $50,000 per year. Total fees paid to directors for the year ended December 31, 2008 were $591,341.

(3) INDEMNIFICATIONS:

     Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(4) DIVIDENDS:

     The Fund declares and pays monthly dividends on its common shares of a stated amount per share. Subject to approval and oversight by the Fund’s Board of Directors, the Fund seeks to maintain a stable distribution level (a “Managed Distribution Plan”) consistent with the Fund’s primary investment objective of current income. If and when sufficient investment income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return capital in order to maintain the $0.065 per common share distribution level. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions from and in excess of net investment income on the Statements of Changes in Net Assets consist of ordinary income distributions for federal income tax purposes. Ordinary income

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
December 31, 2008

distributions for federal income tax purposes included distributions from realized gains, until the Fund utilized all of its available tax loss carryforwards. Subsequent to the use of all capital loss carryforwards, a portion of the Fund’s 2008 distributions is from capital gains.

     The tax character of all Fund distributions to common shareholders in 2008 and 2007 was comprised of the following components:

2008: Ordinary income — $121,722,236 and long-term capital gains — $57,963,518
2007: Ordinary income — $177,760,670

     Due to inherent differences in the recognition and distribution of income and realized gains/losses under U.S. generally accepted accounting principles and for federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. The reclassifications primarily relate to premium amortization and capital loss carryforwards utilized for current year distributions. These reclassifications have no impact on the net asset value of the Fund. At December 31, 2008 the following reclassifications were recorded:

Paid-in Surplus	Accumulated net realized loss on investments	Distributions in excess of net investment income
$(25,339,843)	$(3,585,393)	$28,925,236

(5) PREFERRED STOCK:

     In 1988, the Fund issued 5,000 shares of Remarketed Preferred Stock (“RP”) in five series of 1,000 shares each at a public offering price of $100,000 per share. In 2006, the Fund issued 20,000 shares of Auction Preferred Stock (“APS”) in five series of 4,000 shares each at a public offering price of $25,000 per share. The underwriting discount and other offering costs incurred in connection with the issuance of the RP and APS were recorded as a reduction of paid-in surplus on common stock. Dividends on the RP and APS are cumulative at a rate which was initially established for each series at the time of its initial offering. Since the initial offering of each series of RP and APS, the dividend rate on each series of RP has been reset every 49 days by a remarketing process and the dividend rate on each series of APS has been reset every seven days by an auction process. Dividend rates ranged from 0.675% to 6.30% on the RP and from 1.510% to 6.013% on the APS during the year ended December 31, 2008. In 2007, the tax character of all Fund distributions to both the RP and APS shareholders was ordinary income. In 2008, the tax character of all Fund distributions to the RP shareholders was ordinary income while the tax character of Fund distributions to the APS shareholders was $13,140,258 ordinary income and $6,257,325 long-term capital gains.

     The RP and APS are redeemable at the option of the Fund on any dividend payment date at a redemption price equal to $100,000 per share for each share of RP and $25,000 per share for each share of APS, plus accumulated and unpaid dividends in each case. The Fund is required to maintain certain asset coverage with respect to the RP and APS, and the RP and APS are subject to mandatory redemption if that asset coverage is not maintained. Each series of RP is also subject to mandatory redemption on a date certain; therefore, the RP is classified as a liability on the statement of assets and liabilities and the related dividends as interest expense on the statement of operations. The mandatory redemption dates are as follows: Series A—November 28, 2012; Series B—November 18, 2015; Series C—November 7, 2018; Series D—December 22, 2021; and Series E—December 11, 2024.

     In general, the holders of the RP and of the Common Stock have equal voting rights of one vote per share and the holders of the APS are entitled to 1/4 vote per share. Since each share of APS represents a liquidation preference of $25,000, and each share of RP represents a liquidation preference of $100,000 per share, the allocation of 1/4 vote

DNP SELECT INCOME FUND INC.
NOTES TO FINANCIAL STATEMENTS—(Continued)
December 31, 2008

per share to the APS gives all holders of preferred stock equal voting power per dollar of liquidation preference. The holders of the RP and APS, voting together as a class, are entitled to elect two members of the Board of Directors, and separate class votes are required on certain matters that affect the respective interests of the RP and APS and the Common Stock.

     Since February 2008, the RP and APS market has been ineffective at matching buyers with sellers. This has impacted the Fund’s preferred stock. The RP and APS dividend rates were reset to the maximum applicable rates which ranged from 0.675% to 6.300% for the RP and 1.510% to 6.013% for the APS between February 13, 2008 and the date of this report. A failed auction is not an event of default for the Fund, but it is a liquidity problem for the holders of its preferred stock. Dislocations in the auction rate securities markets have triggered numerous failed remarketings and auctions for many closed-end funds. A failed remarketing or auction occurs when there are more sellers of RP or APS than buyers. It is impossible to predict how long this imbalance will last. A successful remarketing or auction of the Fund’s preferred stock may not occur for a long period of time, if ever. Even if the RP and APS markets become more liquid, the holders of the Fund’s preferred stock may not have the amount of liquidity they desire or the ability to sell the RP and APS at par.

(6) INVESTMENT TRANSACTIONS:

     For the year ended December 31, 2008 purchases and sales of investment securities (excluding short-term securities) were $441,062,707 and $702,786,261, respectively.

     The Fund may lend portfolio securities to a broker/dealer. Loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The Fund receives a portion of the income earned on the securities held as collateral and continues to earn income on the loaned securities. Security loans are subject to the risk of failure by the borrower to return the loaned securities in which case the Fund could incur a loss. As of December 31, 2008 the Fund did not have any portfolio securities out on loan.

(7) SUBSEQUENT EVENT:

     Subsequent to December 31, 2008, the Fund’s Board of Directors authorized the Fund, subject to approval from the rating agencies that rate the Fund’s preferred stock, to enter into a Committed Facility Agreement (the “Facility”) with a commercial bank (the “Bank”) that allows the Fund to borrow cash from the Bank, up to a limit of $1 billion. The purpose of the Facility is to enable the Fund to retire its outstanding preferred stock. Borrowings under the Facility will be collateralized by assets of the Fund. Interest will be charged at quarterly LIBOR (London Inter-bank Offered Rate) plus an additional percentage rate on the amount borrowed, and a rate on the undrawn balance. The Bank will have the ability to require repayment of the Facility upon six months notice or following an event of default. The Fund will pay a one time arrangement fee based on a percentage of the total borrowing limit. The Bank will have the ability to borrow the securities used to collateralize the Facility, subject to certain conditions (“Hypothecated Securities”). The Fund will be entitled to receive a fee from the Bank in connection with the borrowing of Hypothecated Securities. The Fund can recall any Hypothecated Security at any time and if the Bank fails to return it (or an equivalent security) in a timely fashion, the Bank will be liable to the Fund for the ultimate delivery of such security and certain costs associated with delayed delivery. In the event the Bank does not return the security or an equivalent security, the Fund will have the right to, among other things, apply and set off an amount equal to one hundred percent (100%) of the then-current fair market value of such Hypothecated Securities against any amounts owed to the Bank under the Facility.

Information about Directors and Officers of the Fund—(unaudited)

     Set forth below are the names and certain biographical information about the directors of the Fund. Directors are divided into three classes and are elected to serve staggered three-year terms. All of the directors are elected by the holders of the Fund’s common stock, except for Mr. Genetski and Ms. Lampton, who are elected by the holders of the Fund’s preferred stock. All of the current directors of the Fund, with the exception of Mr. Partain, are classified as independent directors because none of them are “interested persons” of the Fund, as defined in the 1940 Act. Mr. Partain is an “interested person” of the Fund by reason of his position as President and Chief Executive Officer of the Fund and President, Chief Investment Officer and employee of the Adviser. The term “Fund Complex” refers to the Fund and all other investment companies advised by affiliates of Virtus.

Independent Directors

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by the Director
Francis E. Jeffries c/o Duff & Phelps Investment Management Co. 200 South Wacker Drive, Suite 500 Chicago, IL 60606 Age: 78	Director and Chairman of the Board	Director since January 1987; Term expires 2009.	Retired Chairman of the Board of PXP since May 1997; Chairman of the Board of the Fund since May 2005 (Vice Chairman April 2004–May 2005); Chairman of the Board of DTF Tax-Free Income Inc. (“DTF”) since Sept. 1991 and Duff & Phelps Utility and Corporate Bond Trust Inc. (“DUC”) since Nov. 1992 (President of DTF and DUC, Jan. 2000–Feb. 2004); Chairman of the Board of PXP, Nov. 1995–May 1997; Chairman and Chief Executive Officer, Duff & Phelps Corporation, June 1993–Nov. 1995 (President and Chief Executive Officer, Jan. 1992–June 1993); Chairman of the Board of the Adviser, 1988–1993	3

Nancy Lampton c/o Duff & Phelps Investment Management Co. 200 South Wacker Drive, Suite 500 Chicago, IL 60606 Age: 66	Director and Vice Chairman of the Board	Director since October 1994; Term expires 2009	Chairman and Chief Executive Officer, Hardscuffle Inc. (insurance holding company) since January 2000; Chairman and Chief Executive Officer, American Life and Accident Insurance Company of Kentucky since 1971	3	Director, Constellation Energy Group, Inc. (public utility holding company); Advisory Board Member, Thorium Power, Inc. (designer of non- proliferative fuel for nuclear energy needs)

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by the Director

Stewart E. Conner	Director	Director	Attorney, Wyatt Tarrant & Combs LLP since	1
c/o Duff & Phelps		since April	1966 (Chairman, Executive Committee
Investment		2004;	2000–2004, Managing Partner 1988–2000)
Management Co.		Term
200 South Wacker Drive,		expires
Suite 500		2010
Chicago, IL 60606
Age: 67

Connie K. Duckworth	Director	Director	Founder, Chairman and President, Arzu, Inc.	1	Director, Smurfit-
c/o Duff & Phelps		since April	(nonprofit corporation created to assist Afghan		Stone Container
Investment		2002;	women through sale of homemade rugs) since		Corporation
Management Co.		Term	August 2003; Member, Eight Wings Enterprises		(packaging
200 South Wacker Drive,		expires	LLC (investor in early-stage businesses)		manufacturer) and
Suite 500		2011	2002–2004; Advisory Director, Goldman Sachs &		Frank Russell
Chicago, IL 60606			Company, December 2000–December 2001		Company
Age: 54			(Managing Director, December 1996–December		(investment
			2000, Partner 1990–1996, Chief Operating Officer		services
			of Firmwide Diversity Committee 1990–1995)		companies);
Trustee,
Northwestern
Mutual Life
Insurance
Company; Director
and Past Chairman,
NorthShore
University
HealthSystem;
Member, Board of
Overseers, Wharton
School of the
University of
Pennsylvania;
Director, Global
Heritage Fund
(archaeological
conservation
organization)

Robert J. Genetski	Director	Director	President, Robert Genetski & Associates, Inc.	1	Director, Midwest
c/o Duff & Phelps		since April	(economic and financial consulting firm) since		Banc Holdings, Inc.
Investment		2001l;	1991; Senior Managing Director, Chicago Capital
Management Co.		Term	Inc. (financial services firm) 1995–2001; former Senior
200 South Wacker Drive,		expires	Vice President and Chief Economist, Harris Trust &
Suite 500		2010	Savings Bank, author of several books; regular
Chicago, IL 60606			contributor to the Nikkei Financial Daily
Age: 66

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by the Director
Eileen A. Moran	Director	Director	Senior Vice President for Strategic Services,	3
c/o Duff & Phelps		since May	PSEG Services Corporation since
Investment		2008;	January 2008; President and Chief Executive
Management Co.		Term	Officer, PSEG Resources L.L.C. (investment
200 South Wacker Drive,		expires	company) since 1990
Suite 500		2010
Chicago, IL 60606
Age: 54

Christian H. Poindexter	Director	Director	Retired Executive Committee Chairman,	3	Director, The
c/o Duff & Phelps		since May	Constellation Energy Group, Inc. (public		Baltimore Life
Investment		2003;	utility holding company) since March 2003		Insurance Company
Management Co.		Term	(Executive Committee Chairman,
200 South Wacker Drive,		expires	July 2002–March 2003; Chairman of the
Suite 500		2011	Board, April 1999–July 2002; Chief
Chicago, IL 60606			Executive Officer, April 1999–October 2001;
Age: 70			President, April 1999–October 2000)
Chairman, Baltimore Gas and Electric
Company, January 1993–July 2002 (Chief
Executive Officer January 1993–July 2000;
President, March 1998–October 2000;
Director, 1988–2003)

Carl F. Pollard	Director	Director	Owner, Hermitage Farm L.L.C.	3	Chairman of the
c/o Duff & Phelps		since April	(thoroughbred breeding) since		Board and Director,
Investment		2002;	January 1995; Chairman, Columbia		Churchill Downs
Management Co.		Term	Healthcare Corporation 1993–1994;		Incorporated
200 South Wacker Drive,		expires	and Chief Executive Officer, Galen Health
Suite 500		2011	Care, Inc, March–August 1993, President
Chicago, IL 60606			and Chief Operating Officer, Humana Inc.
Age: 70			1991–1993 (previously Senior Executive Vice
President, Executive Vice President and
Chief Financial Officer)

Name, Address and Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by the Director
David J. Vitale	Director	Director	Private investor; Senior Advisor to the CEO,	3	Director, UAL
c/o Duff & Phelps		since April	Chicago Public Schools April 2007–		Corporation (airline
Investment		2000;	December 2008; Chief Administrative Officer,		holding company),
Management Co.		Term	Chicago Public Schools April 2003–April 2007;		ISO New England
200 South Wacker Drive,		expires	President and Chief Executive Officer, Board		Inc. (not for profit
Suite 500		2009	of Trade of the City of Chicago, Inc.		independent system
Chicago, IL 60606			March 2001– November 2002; Retired executive		operator of New
Age: 62			1999–2001; Vice Chairman and Director, Bank		England’s
			One Corporation, 1998–1999; Vice Chairman and		electricity supply),
			Director, First Chicago NBD Corporation, and		Ariel Capital
			President, The First National Bank of Chicago,		Management, LLC,
			1995–1998; Vice Chairman, First Chicago		Ark Investment
			Corporation and The First National Bank of Chicago,		Corp. and Wheels,
			1993–1998 (Director, 1992–1998; Executive Vice		Inc. (automobile
			President, 1986–1993)		fleet management)

Interested Director

Nathan I. Partain	President,	Director	President and Chief Executive Officer of the	3	Director, Otter Tail
Duff & Phelps	Chief	since	Fund since February 2001 (Chief Investment		Corporation
Investment	Executive	May 2007;	Officer since January 1998; Executive Vice		(manages
Management Co.	Officer	Term	President, April 1998–February 2001; Senior		diversified
200 South Wacker Drive,	and	expires	Vice President January 1997–April 1998);		operations in the
Suite 500	Director	2010	President and Chief Investment Officer		electric, plastics,
Chicago, IL 60606			of the Adviser since April 2005 (Executive		manufacturing,
Age: 52			Vice President 1997–2005); President and		health services,
			Chief Executive Officer of DTF and DUC since		food ingredient
			February 2004; Director of Utility Research,		processing and
			Duff & Phelps Investment Research Co.		other business
			1989–1996 (Director of Equity Research,		operations sectors)
1993–1996 and Director of Fixed Income
Research, 1993)

     Additional information about the Fund’s directors is contained in the Statement of Additional Information (“SAI”) constituting Part B of the Fund’s Registration Statement on Form N-2 filed with the SEC. The most recent post-effective amendment to that Registration Statement is available electronically at the SEC’s Internet web site, http://www.sec.gov. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who so requests by calling the Administrator at (888) 878-7845 (toll-free).

Officers of the Fund

     The officers of the Fund are elected at the annual meeting of the board of directors of the Fund. The officers receive no compensation from the Fund, but are also officers of the Fund’s investment adviser or the Fund’s administrator and receive compensation in such capacities. Information about Nathan I. Partain, the President and Chief Executive Officer of the Fund, is provided above under the caption “Interested Director.”

Name, Address and Age	Positions Held with Fund, Term of Office and Length of Time Served	Principal Occupations During Past 5 Years
T. Brooks Beittel	Secretary and Senior Vice	Executive Vice President of the Adviser since 2008
Duff & Phelps	President since January 1995	(Senior Vice President 1993–2008, Vice President
Investment Management Co.	(Treasurer January	1987–1993); Secretary of DUC and DTF since May
200 South Wacker Drive,	1995–September 2002)	2005
Suite 500
Chicago, Illinois 60606
Age: 58

Joseph C. Curry, Jr.	Treasurer since September 2002;	Senior Vice President, J.J.B. Hilliard, W.L. Lyons, LLC
Hilliard Lyons Investment	Senior Vice President since May	since 1994 (Vice President 1982–1994); President,
Management	2006 (Vice President April	Hilliard-Lyons Government Fund, Inc. since 1986; Vice
500 West Jefferson Street	1988–May 2006)	President and Assistant Treasurer, Senbanc Fund
Louisville, Kentucky 40202		since 1999
Age: 64

Joyce B. Riegel	Chief Compliance Officer since	Senior Vice President and Chief Compliance Officer of
Duff & Phelps	February 2004	the Adviser since 2004 (Vice President and Compliance
Investment Management Co.		Officer of the Adviser 2002–2004), Chief Compliance
200 South Wacker Drive,		Officer of DTF and DUC since 2003. Vice President
Suite 500		and Chief Compliance Officer, Stein Roe Investment
Chicago, Illinois 60606		Counsel LLC 2001–2002
Age: 54

Dianna P. Wengler	Vice President since May 2006	Vice President, J.J.B. Hilliard, W.L. Lyons, LLC since
Hilliard Lyons Investment	(Assistant Vice President April	1990; Treasurer, Hilliard-Lyons Government Fund, Inc.
Management	2004–May 2006); Assistant	since 1988 (Vice President since 1985)
500 West Jefferson Street	Secretary since April 1988.
Louisville, Kentucky 40202
Age: 48

Information about Proxy Voting by the Fund—(unaudited)

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund’s web site http://www.dnpselectincome.com or on the SEC’s web site http://www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund’s web site at http://www.dnpselectincome.com or on the SEC’s web site at http://www.sec.gov.

Information about the Fund’s Portfolio Holdings—(unaudited)

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (202) 551-8090. In addition, the Fund’s Form N-Q is available without charge, upon request, by calling the Administrator toll-free at (888) 878-7845 or is available on the Fund’s web site at http://www.dnpselectincome.com.

CEO and CFO Certifications—(unaudited)

     In 2008, the Fund’s chief executive officer (“CEO”) provided to the New York Stock Exchange the annual CEO certification regarding the Fund’s compliance with the New York Stock Exchange’s corporate governance listing standards. In addition, the Fund’s CEO and the Fund’s chief financial officer (“CFO”) filed with the SEC all required certifications regarding the quality of the Fund’s public disclosure in its reports filed with the SEC in 2008.

Tax Information—(unaudited)

     For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2008. The Fund intends to designate up to a maximum of $58,361,765 as qualifying for the dividends received deduction for corporate shareholders. The Fund designated and paid $64,220,843 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%. The Fund intends to designate up to a maximum of $66,849,132 as taxed at the maximum of 15%. In February, the Fund provides tax information to shareholders for the preceding calendar year. A copy of the Fund’s Tax Information Letter for 2008 is available on its website at http://www.dnpselectincome.com.

Board of Directors

FRANCIS E. JEFFRIES, CFA
Chairman

NANCY LAMPTON
Vice Chairman

STEWART E. CONNER

CONNIE K. DUCKWORTH

ROBERT J. GENETSKI

EILEEN A. MORAN

NATHAN I. PARTAIN, CFA

CHRISTIAN H. POINDEXTER

CARL F. POLLARD

DAVID J. VITALE

Officers

NATHAN I. PARTAIN, CFA
President, Chief Executive Officer and
Chief Investment Officer

T. BROOKS BEITTEL, CFA
Senior Vice President and Secretary

JOSEPH C. CURRY, JR.
Senior Vice President and Treasurer

JOYCE B. RIEGEL
Chief Compliance Officer

DIANNA P. WENGLER
Vice President and Assistant Secretary

DNP Select Income Fund Inc.

Common stock listed on the New York
Stock Exchange under the symbol DNP

200 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(312) 368-5510

Shareholder inquiries please contact:

Transfer Agent,
Dividend Disbursing
Agent and Custodian

BNY Mellon
Shareowner Services
480 Washington Blvd.
Jersey City, New Jersey 07310
(877) 381-2537

Investment Adviser

Duff & Phelps Investment
Management Co.
200 South Wacker Drive, Suite 500
Chicago, Illinois 60606
(312) 368-5510

Administrator

J.J.B. Hilliard, W.L. Lyons, LLC
500 West Jefferson Street
Louisville, Kentucky 40202
(888) 878-7845

Legal Counsel

Mayer Brown LLP
71 South Wacker Drive
Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Ernst & Young LLP
233 South Wacker Drive
Chicago, Illinois 60606

ITEM 2. CODE OF ETHICS.

     As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer (the “Code of Ethics”). The registrant’s principal financial officer also performs the functions of principal accounting officer.

     The text of the registrant’s Code of Ethics is posted on the registrant’s web site at http://www.dnpselectincome.com. In the event that the registrant makes any amendment to or grants any waiver from the provisions of its Code of Ethics, the registrant intends to disclose such amendment or waiver on its web site within five business days.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The registrant’s board of directors has determined that three members of its audit committee, Eileen A. Moran, Christian H. Poindexter and Carl F. Pollard, are audit committee financial experts and that each of them is “independent” for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     The information required by this Item is incorporated by reference from the section captioned “Audit and Non-Audit Fees” in the registrant’s definitive proxy statement filed within 120 days after the end of the fiscal year covered by this report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (the “Exchange Act”). The members of the committee are Robert J. Genetski, Eileen A. Moran, Christian H. Poindexter and Carl F. Pollard.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

DNP SELECT INCOME FUND INC.
PROXY VOTING POLICIES AND PROCEDURES
Adopted May 13, 2003 and Amended May 11, 2007

I.	Definitions. As used in these Policies and Procedures, the following terms shall have the meanings ascribed below:
	A.	“Adviser” refers to Duff & Phelps Investment Management Co.
	B.	“Adviser’s Act” refers to the Investment Adviser’s Act of 1940, as amended.
	C.	“corporate governance matters” refers to changes involving the corporate ownership or structure of an issuer whose voting securities are within a portfolio holding, including changes in the state of incorporation, changes in capital structure, including increases and decreases of capital and preferred stock issuance, mergers and other corporate restructurings, and anti-takeover provisions such as staggered boards, poison pills, and supermajority voting provisions.
	D.	“Delegate” refers to the Adviser, any proxy committee to which the Adviser delegates its responsibilities hereunder and any qualified, independent organization engaged by the Adviser to vote proxies on behalf of the Fund.
	E.	“executive compensation matters” refers to stock option plans and other executive compensation issues.
	F.	“Fund” refers to DNP Select Income Fund Inc.
	G.	“Investment Company Act” refers to the Investment Company Act of 1940, as amended.
	H.	“portfolio holding” refers to any company or entity whose voting securities are held within the investment portfolio of the Fund as of the date a proxy is solicited.
	I.	“proxy contests” refer to any meeting of shareholders of an issuer for which there are at least two sets of proxy statements and proxy cards, one solicited by management and the others by a dissident or group of dissidents.
	J.	“social issues” refers to social, political and environmental issues.
	K.	“takeover” refers to “hostile” or “friendly” efforts to effect radical change in the voting control of the board of directors of a company.
II.	General policy. It is the intention of the Fund to exercise voting stock ownership rights in portfolio holdings in a manner that is reasonably anticipated to further the best economic interests of shareholders of the Fund. Accordingly, the Fund or its Delegate(s) shall endeavor to analyze and vote all proxies that are considered likely to have financial implications, and, where appropriate, to participate in corporate governance, shareholder proposals, management communications and legal proceedings. The Fund and its Delegate(s) must also identify potential or actual conflicts of interests in voting proxies and address any such conflict of interest in accordance with these Policies and Procedures.
III.	Factors to consider when voting.
	A.	The Delegate may abstain from voting when it concludes that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant.
	B.	In analyzing anti-takeover measures, the Delegate shall vote on a case-by-case basis taking into consideration such factors as overall long-term financial performance of the target company relative to its industry competition. Key measures which shall be considered include, without limitation, five-year annual compound growth rates for sales, operating income, net income, and total shareholder returns (share price appreciation plus dividends). Other financial indicators that will be considered include margin analysis, cash flow, and debt levels.
	C.	In analyzing proxy contests for control, the Delegate shall vote on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry; management’s track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

	D.	In analyzing contested elections for director, the Delegate shall vote on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees.
The Delegate shall also consider the independence and attendance record of board and key committee members. A review of the corporate governance profile shall be completed highlighting entrenchment devices that may reduce accountability.
	E.	In analyzing corporate governance matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as tax and economic benefits associated with amending an issuer’s state of incorporation, dilution or improved accountability associated with changes in capital structure, management proposals to require a supermajority shareholder vote to amend charters and bylaws and bundled or “conditioned” proxy proposals.
	F.	In analyzing executive compensation matters, the Delegate shall vote on a case-by-case basis taking into consideration such factors as executive pay and spending on perquisites, particularly in conjunction with sub-par performance and employee layoffs.
	G.	The Delegate shall generally vote against shareholder proposals on social issues, except where the Delegate determines that a different position would be in the clear economic interests of the Fund and its shareholders.
IV.	Responsibilities of Delegates.
	A.	In the absence of a specific direction to the contrary from the Board of Directors of the Fund, the Adviser will be responsible for voting proxies for all portfolio holdings in accordance with these Policies and Procedures, or for delegating such responsibility as described below.
	B.	The Adviser may delegate its responsibilities hereunder to a proxy committee established from time to time by the Adviser and may engage one or more qualified, independent organizations to vote proxies on behalf of the Fund. The Adviser shall be responsible for the ensuring that any such Delegate is informed of and complies with these Policies and Procedures.
	C.	In voting proxies on behalf of the Fund, each Delegate shall have a duty of care to safeguard the best interests of the Fund and its shareholders and to act in accordance with these Policies and Procedures.
	D.	No Delegate shall accept direction or inappropriate influence from any other client or third party, or from any director, officer or employee of any affiliated company, and shall not cast any vote inconsistent with these Policies and Procedures without obtaining the prior approval of the Board of Directors of the Fund or its duly authorized representative.
V.	Conflicts of interest
	A.	The Fund and its Delegate(s) seek to avoid actual or perceived conflicts of interest in the voting of proxies for portfolio holdings between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other hand. The Board of Directors may take into account a wide array of factors in determining whether such a conflict exists, whether such conflict is material in nature, and how to properly address or resolve the same.
	B.	While each conflict situation varies based on the particular facts presented and the requirements of governing law, the Board of Directors or its duly authorized representative may take the following actions, among others, or otherwise give weight to the following factors, in addressing material conflicts of interest in voting (or directing Delegates to vote) proxies pertaining to portfolio holdings: (i) vote pursuant to the recommendation of the proposing Delegate; (ii) abstain from voting; or (iii) rely on the recommendations of an established, independent third party with qualifications to vote proxies, such as Institutional Shareholder Services.
	C.	The Adviser shall notify the Board of Directors of the Fund promptly after becoming aware that any actual or potential conflict of interest exists and shall seek the Board of Directors’ recommendations for protecting the best interests of Fund’s shareholders. The Adviser shall not waive any conflict of interest or vote any conflicted proxies without the prior written approval of the Board of Directors or its duly authorized representative.
VI.	Miscellaneous.
	A.	A copy of the current Proxy Voting Policies and Procedures and the voting records for the Fund, reconciling proxies with portfolio holdings and recording proxy voting guideline compliance and justification, shall be kept in an easily accessible place and available for inspection either physically or through electronic posting on an approved website.
	B.	In the event that a determination, authorization or waiver under these Policies and Procedures is requested at a time other than a regularly scheduled meeting of the Board of Directors, the Chairman of the Audit Committee shall be the duly authorized representative of the Board of Directors with the authority and responsibility to interpret and apply these Policies and Procedures and shall provide a report of his or her determinations at the next following meeting of the Board of Directors.
	C.	The Adviser shall present a report of any material deviations from these Policies and Procedures at every regularly scheduled meeting of the Board of Directors and shall provide such other reports as the Board of Directors may request from time to time. The Adviser shall provide to the Fund or any shareholder a record of its effectuation of proxy voting pursuant to these Policies and Procedures at such times and in such format or medium as the Fund shall reasonably request. The Adviser shall be solely responsible for complying with its disclosure and reporting requirements under applicable laws and regulations, including, without limitation, Rule 206(4)-6 under the Advisers Act. The Adviser shall gather, collate and present information relating to its proxy voting activities and those of each Delegate in such format and medium as the Fund shall determine from time to time in order for the Fund to discharge its disclosure and reporting obligations pursuant to Rule 30b1-4 under the Investment Company Act.
	D.	The Adviser shall pay all costs associated with proxy voting for portfolio holdings pursuant to these Policies and Procedures and assisting the Fund in providing public notice of the manner in which such proxies were voted, except that the Fund shall pay the costs associated with any filings required under the Investment Company Act.
	E.	In performing its duties hereunder, any Delegate may engage the services of a research and/or voting adviser, the cost of which shall be borne by such Delegate.
	F.	These Policies and Procedures shall be presented to the Board of Directors annually for their amendment and/or approval.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund’s Portfolio Managers

     A team of investment professionals employed by Duff & Phelps Investment Management Co., the Fund’s investment adviser (the “Adviser”), is responsible for the day-to-day management of the Fund’s portfolio. The members of that investment team and their respective areas of responsibility and expertise, as of March 2, 2009, are as follows:

     Nathan I. Partain, CFA, has led the Fund’s portfolio management team since 1998 and has served on the Fund’s portfolio management team since 1996. He has been President, Chief Executive Officer and Chief Investment Officer of the Fund since February 2001 (Executive Vice President and Chief Investment Officer from 1998 to 2001). Mr. Partain has been President and Chief Investment Officer of the Adviser since April 2005 (Executive Vice President from 1997 to 2005), President and Chief Executive Officer of DTF Tax-Free Income Inc. (“DTF”) and Duff & Phelps Utility and Corporate Bond Trust Inc. (“DUC”), two other closed-end utilities oriented funds, since February 2004. Mr. Partain has final investment authority with respect to the Fund’s entire investment portfolio. He joined the Duff & Phelps organization in 1987 and has served since then in positions of increasing responsibility. He is also a director of Otter Tail Corporation (since 1993).

T. Brooks Beittel, CFA, has served on the Fund’s portfolio management team and has been Secretary and a Senior Vice President of the Fund since January 1995 (Treasurer from January 1995 to September 2002). He has been Executive Vice President and Assistant Chief Investment Officer of the Adviser since March 2008 (Senior Vice President from 1993 to 2008 and Vice President from 1987 to 1993) and Secretary of DTF and DUC since May 2005. He is also a member of the portfolio management teams of DUC and the Virtus Global Infrastructure Fund. Mr. Beittel concentrates his research on fixed-income securities and has investment authority with respect to the Fund’s fixed-income portfolio. He joined the Duff & Phelps organization in 1987 and has served since then in positions of increasing responsibility.

     Geoffrey P. Dybas, CFA, has served on the Fund’s portfolio management team since 1996 and has been a Senior Vice President of the Adviser since March 2004 (Vice President from 1998 to 2004). Mr. Dybas concentrates his research on REIT securities and has investment authority with respect to the Fund’s REIT portfolio. He is also the Global Team Head and senior portfolio manager for all REIT products managed by the Adviser. These products include the Virtus Real Estate Securities Fund, the Phoenix-Duff & Phelps Real Estate Securities Series sub-account of the Phoenix Edge Series annuity products, Virtus International Real Estate Securities Fund, Duff & Phelps Real Estate Securities Trust and various institutional separate accounts. He joined the Duff & Phelps organization in 1995 and has served since then in positions of increasing responsibility.

     Deborah A. Jansen, CFA, has served on the Fund’s portfolio management team and has been a Senior Vice President of the Adviser since January 2001. Ms. Jansen concentrates her research on the global electric and natural gas industries and makes recommendations to Mr. Partain with regard to equity investments in those industries. Prior to joining the Adviser in 2001, Ms. Jansen was a Senior Vice President, Principal and Equity Portfolio Manager at Stein Roe and Farnham, Inc. from 1996 to 2000.

     Connie M. Luecke, CFA, has served on the Fund’s portfolio management team since 1996 and has been a Senior Vice President of the Adviser since January 1998 (Managing Director from 1996 to 1998). She is also the co-portfolio manager of the Virtus Global Infrastructure Fund. Ms. Luecke concentrates her research on the global telecommunications industries and makes recommendations to Mr. Partain with regard to equity investments in those industries. She joined the Duff & Phelps organization in 1992 and has served since then in positions of increasing responsibility.

     Daniel J. Petrisko, CFA, has served on the Fund’s portfolio management team since 2004 and has been a Senior Vice President of the Adviser since 1997 (Vice President from 1995 to 1997). He has been Chief Investment Officer of DUC, another closed-end utilities oriented fund, since February 2004 (Portfolio Manager from 2002 to 2004, Vice President since 2000). Mr. Petrisko assists Mr. Beittel with respect to the management of the Fund’s fixed-income portfolio. He joined the Duff & Phelps organization in 1995 and has served since then in positions of increasing responsibility.

     Randle L. Smith, CFA, has served on the Fund’s portfolio management team since 1996 and has been a Senior Vice President of the Adviser since January 1998 (Managing Director from 1996 to 1998). He is also the co-portfolio manager of the Virtus Global Infrastructure Fund. Mr. Smith concentrates his research on the global electric and natural gas industries and makes recommendations to Mr. Partain with regard to equity investments in those industries. He joined the Duff & Phelps organization in 1990 and has served since then in positions of increasing responsibility.

Other Accounts Managed by the Fund’s Portfolio Managers

     The following table provides information as of December 31, 2008 regarding the other accounts besides the Fund that are managed by the portfolio managers of the Fund. As noted in the table, portfolio managers of the Fund may also manage or be members of management teams for other mutual funds within the same fund complex or other similar accounts. For purposes of this disclosure, the term “fund complex” includes the Fund and all other investment companies advised by affiliates of Virtus Investment Partners, Inc. (“Virtus”), the Adviser’s parent company. As of December 31, 2008, the Fund’s portfolio managers did not manage any accounts with respect to which the advisory fee is based on the performance of the account, nor do they manage any hedge funds.

	Registered Investment Companies (1)		Other Pooled Investment
			Vehicles (2)		Other Accounts (3)

Name of Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)

Nathan I. Partain	0	$0	0	—	0	—
T. Brooks Beittel	2	$535.5	0	—	0	—
Geoffrey P. Dybas	4	$832.8	1	$27.6	9	$142.2
Deborah A. Jansen	0	$0	0	—	0	—
Connie M. Luecke	1	$58.0.0	0	—	0	—
Daniel J. Petrisko	1	$477.5	0	—	8	$1,492.6
Randle L. Smith	1	$58.0	0	—	0	—

(1)	Registered Investment Companies include all open and closed-end mutual funds. For Registered Investment Companies, assets represent net assets of all open-end investment companies and gross assets of all closed- end investment companies.

(2)	Other Pooled Investment Vehicles include, but are not limited to, securities of issuers exempt from registration under Section 3(c) of the Investment Company Act of 1940, such as private placements and hedge funds.

(3)	Other Accounts include, but are not limited to, individual managed accounts, separate accounts, institutional accounts, pension funds and collateralized bond obligations.

     There may be certain inherent conflicts of interest that arise in connection with the portfolio managers’ management of the Fund’s investments and the investments of any other accounts they manage. Such conflicts could include aggregation of orders for all accounts managed by a particular portfolio manager, the allocation of purchases across all such accounts, the allocation of IPOs and any soft dollar arrangements that the Adviser may have in place that could benefit the Fund and/or such other accounts. The Adviser has adopted policies and procedures designed to address any such conflicts of interest to ensure that all management time, resources and investment opportunities are allocated equitably. There have been no material compliance issues with respect to any of these policies and procedures during the Fund’s most recent fiscal year.

Compensation of the Fund’s Portfolio Managers

     The following is a description of the compensation structure, as of December 31, 2008, of the Fund’s portfolio managers. The Fund’s portfolio managers receive a competitive base salary, an incentive bonus opportunity and a benefits package.

     Each portfolio manager is paid a fixed base salary, which is determined by Virtus and the Adviser and is designed to be competitive in light of the individual’s experience and responsibilities. Virtus management uses compensation survey results of investment industry compensation conducted by an independent third party in evaluating competitive market compensation for its investment management professionals.

     The incentive bonus package for portfolio managers is based upon how well the individual manager meets or exceeds assigned goals and a subjective assessment of contribution to the team effort. Their incentive bonus also reflects an investment performance component. The performance component is based in part on achieving and/or exceeding income targets underlying the Fund’s ability to pay common stock dividends, and in part on performance relative to a composite of the S&P Utility Market Price Index and the Barclays Utility Bond Index reflecting the stock and bond ratio of the Fund. The performance component is further adjusted to reward investment personnel for managing within the stated framework and for not taking unnecessary risks. This ensures that investment personnel will remain focused on managing and acquiring securities that correspond to the Fund’s mandate and risk profile. It also avoids the temptation for portfolio managers to take on more risk and unnecessary exposure to chase performance for personal gain.

     Incentive bonus compensation of the Fund’s portfolio managers is currently comprised of two main components: 70% of the incentive bonus is based on formulaic calculation of investment performance measures, including the Fund’s earnings per share and total return over a one-year period. The total return is compared to a composite of the Barclays Utility Bond Index and the S&P Utility Market Price Index. Portfolio managers who manage more than one product may have other components in their formulaic calculation that are appropriate to the other products, weighted according to the proportion of the manager’s time that is allocated to each specific product. The remaining 30% of the incentive bonus is based on the overall Virtus EBITDA. A portion of the short-term incentive payment may be made in Virtus restricted stock units.

     The portfolio managers’ incentive bonus compensation is not based on the value of assets held in the Fund’s portfolio, except to the extent that the level of assets in the Fund’s portfolio affects the advisory fee received by the Adviser, and thus indirectly the profitability of Virtus.

     Finally, the Fund’s portfolio managers are also eligible to participate in broad-based plans offered generally to the firm’s employees, including 401(k), health and other employee benefit plans.

Equity Ownership of Portfolio Managers

     The following table sets forth the dollar range of equity securities in the Fund beneficially owned, as of December 31, 2008, by each of the portfolio managers identified above.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund
T. Brooks Beittel	$10,001-$50,000
Geoffrey P. Dybas	None
Deborah A. Jansen	None
Connie M. Luecke	$1-$10,000
Nathan I. Partain	$50,001-$100,000
Daniel J. Petrisko	None
Randle L. Smith	$10,001-$50,000

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     During the period covered by this report, no purchases were made by or on behalf of the registrant or any “affiliated purchaser” (as defined in Rule 10b-18(a)(3) under the Exchange Act) of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     No changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors have been implemented after the registrant last provided disclosure in response to the requirements of Item 22(b)(15) of Schedule 14A (i.e., in the registrant’s Proxy Statement dated February 29, 2008) or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Exchange Act.

     (b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)*	/s/ NATHAN I. PARTAIN Nathan I. Partain President and Chief Executive Officer

Date	March 2, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer

Date	March 2, 2009

By (Signature and Title)*	/s/ JOSEPH C. CURRY, JR.
Joseph C. Curry, Jr.
Senior Vice President and Treasurer (principal financial officer)

Date	March 2, 2009

* Print the name and title of each signing officer under his or her signature.